SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012 and 2011, follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$43,474,933	$216,229	$17,712	$43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions	91,756,084	2,738,898	236,951	94,258,031
Mortgage-backed securities	58,534,125	959,018	163,596	59,329,547
Corporate obligations	16,678,672	26,618	2,412,076	14,293,214
Other	1,255,483	-	281,340	974,143
	$211,699,297	$3,940,763	$3,111,675	$212,528,385
Held-to-maturity securities:
Mortgage-backed securities
Taxable obligations of states and municipal subdivisions	$2,278	$121	$-	$2,399
	6,000,000	-	-	6,000,000
	$6,002,278	$121	$-	$6,002,399

Maturities of Securities

The scheduled maturities of securities at December 31, 2012, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$17,393,747	$17,476,162	$-	$-
Due after one year through five years	72,776,427	73,249,911	-	-
Due after five years through ten years	36,660,487	38,374,331	-	-
Due after ten years	23,325,979	23,325,789	6,000,000	4,500,600
Mortgage-backed securities	60,384,181	61,966,489	2,470,103	2,554,899
	$210,540,821	$214,392,682	$8,470,103	$7,055,499

Securities Classified as Available-for-Sale with Unrealized Losses

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2012 and 2011, were as follows:

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334

	2011
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$9,142,470	$17,712	$-	$-	$9,142,470	$17,712
Tax-exempt and tax- able obligations of states and municipal subdivisions	6,451,142	183,678	598,851	53,273	7,049,993	236,951
Mortgage-backed securities	16,208,868	94,240	236,425	69,356	16,445,293	163,596
Corporate obligations	9,099,728	240,686	2,749,114	2,171,390	11,848,842	2,412,076
Other	-	-	974,143	281,340	974,143	281,340
	$40,902,208	$536,316	$4,558,533	$2,575,359	$45,460,741	$3,111,675